CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Treasury Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2012	¥ 2,490,565		¥ 180	¥ 0	¥ 2,243,403	¥ 260,014	¥ (38,408)	¥ 25,376
Balance (in shares) at Dec. 31, 2012 | shares			244,494,095	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	29,146		¥ 2	¥ 0	29,144	0	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares			3,057,904	0
Share-based compensation	30,468		¥ 0	¥ 0	30,468	0	0	0
Excess tax benefit from share-based compensation	14,582		0	0	14,582	0	0	0
Acquisitions of noncontrolling interest	(16,460)		0	0	(2,514)	0	0	(13,946)
Net income	283,695		0	0	0	279,858	0	3,837
Dividend paid to noncontrolling interest holders	(3,229)		0	0	0	0	0	(3,229)
Foreign currency translation adjustments	(976)		0	0	0	0	(976)	0
Balance at Dec. 31, 2013	2,827,791		¥ 182	¥ 0	2,315,083	539,872	(39,384)	12,038
Balance (in shares) at Dec. 31, 2013 | shares			247,551,999	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	20,853		¥ 2	¥ 0	20,851	0	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares			3,144,224	0
Issuance of ordinary shares in exchange of service	2,000		¥ 0	¥ 0	2,000	0	0	0
Issuance of ordinary shares in exchange of service (in shares) | shares			51,032	0
Share-based compensation	31,937			¥ 0	31,937	0	0	0
Excess tax benefit from share-based compensation	11,697		¥ 0	0	11,697	0	0	0
Noncontrolling interest recognized in connection with acquisitions	25		0	0	0	0	0	25
Net income	302,391			0		307,348	0	(4,957)
Unrealized securities holding gains, net of tax	28,458		0	0	0	0	28,458	0
Dividend paid to noncontrolling interest holders	(5,357)		0	0	0	0	0	(5,357)
Foreign currency translation adjustments	(1,082)		0	0	0	0	(1,082)	0
Balance at Dec. 31, 2014	3,218,713		¥ 184	¥ 0	2,381,568	847,220	(12,008)	1,749
Balance (in shares) at Dec. 31, 2014 | shares			250,747,255	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	23,160		¥ 2	¥ 0	23,158	0	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares			3,231,068	0
Share-based compensation	52,535		¥ 0	¥ 0	52,535	0	0	0
Excess tax benefit from share-based compensation	12,838		0	0	12,838	0	0	0
Noncontrolling interest recognized in connection with acquisitions	8,264		0	0	0	0	0	8,264
Net income	439,380	$ 67,828	0	0	0	436,600	0	2,780
Unrealized securities holding gains, net of tax	68,069	10,508	0	0	0	0	68,069	0
Dividend paid to noncontrolling interest holders	(4,604)		0	0	0	0	0	(4,604)
Capital contribution from noncontrolling interest holders	2,450		¥ 0	¥ 0	0	0	0	2,450
Capital contribution from noncontrolling interest holders (in shares) | shares			0	0
Repurchase of shares	(107,331)		¥ 0	¥ (107,331)	0	0	0	0
Repurchase of shares (in shares) | shares			0	(3,096,764)
Cash dividends declared	(276,261)		¥ 0	¥ 0	0	(276,261)	0	0
Foreign currency translation adjustments	3,535	546	0	0	0	0	3,535	0
Balance at Dec. 31, 2015	¥ 3,440,748	$ 531,160	¥ 186	¥ (107,331)	¥ 2,470,099	¥ 1,007,559	¥ 59,596	¥ 10,639
Balance (in shares) at Dec. 31, 2015 | shares			253,978,323	(3,096,764)